Fair value of financial instruments - Earnout liability and Derivative liability (Details) - Recurring basis - Level 3 $ in Thousands			12 Months Ended
	Jun. 01, 2017 USD ($) Y	Aug. 28, 2014 USD ($) Y item	Dec. 31, 2017 USD ($) Y item	Dec. 31, 2016 USD ($) Y item	Dec. 31, 2015 USD ($) Y item
Derivative liability
Methodologies and significant inputs used in the determination of the fair value
Valuation Method Monte Carlo	Monte Carlo Approach Valuation Technique [Member]		Monte Carlo Approach Valuation Technique [Member]
Fair value of liability at valuation date (thousands) | $	$ 2,107		$ 1,660
Derivative liability | Volatility (annual)
Methodologies and significant inputs used in the determination of the fair value
Volatility (annual) (as a percent)	76.40%
Derivative liability | Risk free rate (annual)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability | Y	4.9430		4.3600
Derivative liability | Cumulative probability of a change in control prepayment implied by model (in percent)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability	28		27
Derivative liability | Cumulative probability of other accelerated prepayments implied by model (in percent)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability	17		17
Derivative liability | Discount rate (in percent)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability	15.87		16.20
Monte Carlo | Earnout liability
Methodologies and significant inputs used in the determination of the fair value
Valuation Method Monte Carlo		Monte Carlo Approach Valuation Technique [Member]	Monte Carlo Approach Valuation Technique [Member]	Monte Carlo Approach Valuation Technique [Member]	Monte Carlo Approach Valuation Technique [Member]
Fair value of liability at valuation date (thousands) | $		$ 589	$ 170	$ 232	$ 214
Monte Carlo | Earnout liability | Volatility (annual)
Methodologies and significant inputs used in the determination of the fair value
Volatility (annual) (as a percent)		50.00%	42.00%	50.00%	50.00%
Monte Carlo | Earnout liability | Earnout Target 1 (thousands)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability | item		13,700,000	13,700,000	13,700,000	13,700,000
Monte Carlo | Earnout liability | Earnout Target 2 (thousands)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability | item		18,200,000	18,200,000	18,200,000	18,200,000
Monte Carlo | Earnout liability | Maximum | Risk free rate (annual)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability		3.56	2.88	3.42	3.31
Monte Carlo | Earnout liability | Maximum | Time period from valuation (in years)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability		9.8417	9.5	9.5	9.5
Monte Carlo | Earnout liability | Maximum | Discount rate (in percent)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability		10.51	15.98	14.70	10.86
Monte Carlo | Earnout liability | Minimum | Risk free rate (annual)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability		0.03	1.62	0.74	0.56
Monte Carlo | Earnout liability | Minimum | Time period from valuation (in years)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability | Y		0.1708	0.5	0.5	0.5
Monte Carlo | Earnout liability | Minimum | Discount rate (in percent)
Methodologies and significant inputs used in the determination of the fair value
Derivative Liability		8.03	14.72	12.02	8.11